CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	5 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 5,158	$ 9,746
Prepaid expenses and other current assets	1,064	92
Total current assets	6,222	9,838
Property and equipment, net	332	431
Operating lease right-of-use asset	262	475
Other assets	29	34
Total assets	6,845	10,778
Current liabilities:
Accounts payable	3,388	7,805
Accrued clinical trials expenses	5,128	2,051
Accrued compensation	943	1,112
Other accrued expenses	3,590	740
Current portion of convertible notes at fair value, including related party amount of $0 and $38,834 at December 31, 2023 and December 31, 2022, respectively		70,866
Total current liabilities	13,049	82,574
Convertible notes at fair value, including related party amount of $0 and $23,132, at December 31, 2023 and December 31, 2022, respectively		60,426
Operating lease liability		242
Warrant liability	1,447
Contingent consideration liability	104,350
Embedded forward purchase agreements and derivative liabilities	41,043
Total liabilities	159,889	143,242
Commitments and contingencies
Convertible preferred stock issuable in series, $0.0001 par value; 44,666,035 shares authorized as of December 31, 2022; 21,257,708 shares issued and outstanding at December 31, 2022; liquidation preference of $141,920 at December 31, 2022		137,949
AEON Biopharma, Inc. stockholders' deficit:
Class A common stock, $0.0001 par value; 500,000,000 and 207,450,050 shares authorized, 37,159,600 and 138,848,177 shares issued and 37,159,600 and 138,825,356 shares outstanding at December 31, 2023 and December 31, 2022, respectively	4	14
Additional paid-in capital	381,264	187,348
Subscription receivables	(60,710)
Accumulated deficit	(473,602)	(474,839)
Treasury stock, at cost, 0 and 22,821 shares at December 31, 2023 and December 31, 2022, respectively		(23)
Total AEON Biopharma, Inc. stockholders' deficit	(153,044)	(287,500)
Non-controlling interest		17,087
Total stockholders' deficit	(153,044)	(270,413)
Total liabilities, convertible preferred stock and stockholders' deficit	$ 6,845	$ 10,778
Financial Designation, Predecessor and Successor [Fixed List]	Successor